S000005563 [Member] Investment Objectives and Goals - Nuveen Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide above average current income and long-term capital appreciation.